ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2015
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

3) ACCOUNTS RECEIVABLE

($ thousands)	December 31, 2015	December 31, 2014

Accrued receivables	$91,378	$136,949
Accounts receivable – trade	22,615	41,618
Current income tax receivable	21,410	23,900
Allowance for doubtful accounts	(3,247)	(2,722)

Total accounts receivable	$132,156	$199,745